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December 30, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      Strategist World Fund, Inc.
         File No. 33-63951/811-07405

Dear Ms. Mengiste:

     Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement of Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

Strategist World Fund, Inc.



Eileen J. Newhouse
Secretary

EJN/KB/rdh